Income Taxes	6 Months Ended
Mar. 31, 2026
Income Tax [Abstract]
INCOME TAXES

NOTE 12 – INCOME TAXES

Cayman Islands and British Virgin Islands (“BVI”)

The Company is incorporated in the Cayman Islands and several of its wholly-own subsidiaries are incorporated in BVI. Under the current laws of the Cayman Islands and the BVI, these entities are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands and the BVI.

The PRC

The Company’s subsidiary incorporated in the PRC is governed by the income tax laws of the PRC, and the income tax provisions in respect to operations in the PRC are calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate, while preferential tax rates, tax holidays and even tax exemptions may be granted on a case-by-case basis. EIT grants preferential tax treatment on certain Small and Micro Enterprises (“SMEs”). Under this preferential tax treatment, SMEs are entitled to a range from 12.5% to 20% of regular income tax. The Company’s PRC subsidiary is a SME.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

For the six months ended March 31, 2025 and 2026, Hong Kong Government allowed tax reduction of 100% of the profits tax payable, subject to a ceiling of HK$1,500 (US$192), and HK$3,000 (US$385), respectively.

For the six months ended March 31, 2025 and 2026, the Company generated substantially all of its taxable income in the Hong Kong. The tax expenses records in the Company’s result of operations are almost entirely attributable to income earned in the Hong Kong. Should the Company’s operations expand or change in the future, where the Company generates taxable income in other jurisdictions, the Company’s effective tax rates may substantially change.

During the six-month period ended March 31, 2026, the Company adopted ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures on a prospective basis for the first annual period beginning after December 15, 2024. Adoption did not affect the recognized amounts of income tax expense or related tax balances; it expanded the income tax disclosures presented below. Prior comparative periods are not restated (prospective application).

Components of income before income taxes

The following table presents the components of income before income taxes by geographic region for the six-month ended March 31, 2026, in accordance with the updated requirements of ASU 2023-09:

For the six months ended March 31, 2026
BVI	$(150,500)
Hong Kong	171,460
The PRC	(14,800)
Cayman Islands	-
Total income before income taxes	$6,160

Income Tax expenses (Benefit)

The following tables present the provision for benefit from income taxes for the six-month ended March 31, 2026, in accordance with the updated requirements of ASU 2023-09:

For the six months ended March 31, 2026
Current income taxes:
BVI	$-
Hong Kong	37,047
The PRC	-
Cayman Islands	-
Total current income taxes	$37,047

Deferred income taxes:
BVI	$-
Hong Kong	-
The PRC	-
Cayman Islands	-
Total deferred income taxes	$-
Total income tax expenses	$37,047

No provision for deferred taxation has been made as there were no material temporary difference at reporting period end date.

Reconciliation between the income tax expenses computed by applying the Cayman Islands and BVI statutory tax rate to income before income taxes and actual provision were as follows:

For the six months ended March 31, 2025
Loss from Cayman Islands, BVI and PRC entities	$(233,454)
Profit from Hong Kong entities	793,887
Income before income tax	$560,433
Tax expenses at the Cayman Islands and BVI statutory income tax rate	-

Tax effect of rate differences in various jurisdictions	92,471
Tax effect of non-taxable income	-
Tax effect of deductible temporary difference	532
Tax effect of non-deductible expenditure	38,520
Tax concession	(192)
Additional tax reduction related to two-tiered profits tax regime	(21,154)

Income tax expense	$110,177

During the six-month ended March 31, 2026, the Company adopted ASU 2023-09. As a result of the adoption, the effective income tax rate for the six-month ended March 31, 2026 as follows:

	For the six months ended March 31, 2026
	Amount	%

Statutory tax rate of BVI (0%)	$-	-
Foreign jurisdiction — Hong Kong Profits Tax (16.5%)	28,291	459.3
HK two-tiered profits tax regime	(21,154)	(343.4)
Non-deductible expenses	57,879	939.6
Non-taxable income	(27,584)	(447.8)
Foreign jurisdiction – the PRC Profits Tax (5%)	-	-
Change in valuation allowance of deferred income tax assets	740	12.0
Effect of rates different than statutory	(1,125)	(18.3)
Total income tax expenses and effective income tax rate	$37,047	601.4

Income tax paid

The amount of cash paid for income taxes (net of refunds) for the six months ended March 31, 2026 is as follows:

For the six months ended March 31, 2026
BVI	$-
Hong Kong	6,119
The PRC	-
Cayman Islands	-
Total income taxes paid, net of refunds	$6,119